Provision for Loan Losses (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Provision for loan losses (Textual)
Specific reserve	$ 154,018,215	$ 128,904,336
Specific reserves rate, description	Charged of specific reserve with specific provision rates ranging between 10%-100% and 50%-100%, respectively.
Guarantee back loans [Member]
Provision for loan losses (Textual)
Percentage of loans	31.80%	29.50%
Pledged asset backed loans [Member]
Provision for loan losses (Textual)
Percentage of loans	65.40%	67.90%
Collateral backed loans [Member]
Provision for loan losses (Textual)
Percentage of loans	2.80%	2.60%